Victory Pioneer High
Income Municipal Fund
Schedule of Investments | November 30, 2025

Schedule of Investments  |  11/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.7%
	Asset Backed Securities — 0.9% of Net Assets
8,470,392(a)(b)	City of Detroit, Series 2006-B, Class B2, 0.993% (3 Month USD LIBOR + 34 bps), 6/15/34	$ 8,078,637
	Total Asset Backed Securities (Cost $7,234,354)	$8,078,637

	Municipal Bonds — 95.5% of Net Assets(c)
	Alabama — 2.7%
4,525,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 4,618,351
7,375,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	7,157,069
12,370,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	11,535,025
	Total Alabama	$23,310,445

	Arizona — 1.4%
1,040,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	$ 749,570
12,360,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	10,112,210
1,110,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	750,782
1,000,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	614,520
	Total Arizona	$12,227,082

	Arkansas — 1.4%
7,000,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	$ 7,024,010
5,000,000	Arkansas Development Finance Authority, Hybar Steel Project, Series A, 6.875%, 7/1/48 (144A)	5,364,800
	Total Arkansas	$12,388,810

	California — 9.6%
17,000,000(d)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A, 9.50%, 1/1/65 (144A)	$ 14,540,100
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,668,727
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	4,168,733
1Victory Pioneer High Income Municipal Fund | 11/30/25

Principal Amount USD ($)		Value
	California — (continued)
2,310,000	California Municipal Finance Authority, Ascent 613 Project, Series A, 5.50%, 1/1/60 (144A)	$ 2,297,826
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	1,937,820
1,600,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.20%, 6/15/54 (144A)	1,672,832
1,500,000	California School Finance Authority, Brightline West Passenger Rail Project, Series A, 5.125%, 6/1/59 (144A)	1,365,570
850,000	California School Finance Authority, Fortune School Of Education Obligated Group, Series A, 5.125%, 6/1/64 (144A)	764,465
1,000,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.375%, 5/1/63 (144A)	980,260
21,000,000	Golden State Tobacco Securitization Corp., Series A-1, 4.214%, 6/1/50	15,597,120
165,000,000(e)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	17,760,600
20,000,000(e)	Inland Empire Tobacco Securitization Corp., Series C-1, 6/1/36	10,065,000
3,100,000	M-S-R Energy Authority, Series B, 6.50%, 11/1/39	3,802,088
10,000,000(e)	Tobacco Securitization Authority of Southern California, 6/1/46	2,774,500
	Total California	$83,395,641

	Colorado — 6.8%
577,000(f)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	$ 595,337
5,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	4,193,950
6,500,000	Aerotropolis Regional Transportation Authority, 5.75%, 12/1/54 (144A)	6,548,360
1,000,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.75%, 4/1/59 (144A)	1,002,870
2,500,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.80%, 4/1/54 (144A)	2,538,325
5,000,000	Colorado Educational & Cultural Facilities Authority, The Stanley Project, Series 1, 6.875%, 2/1/59 (144A)	5,286,450
4,950,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	5,063,652
5,100,000(f)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	5,161,455
Victory Pioneer High Income Municipal Fund | 11/30/252

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Colorado — (continued)
4,000,000(f)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	$ 3,958,440
1,000,000(f)	Mineral Business Improvement District, City Of Littleton, Arapahoe County, Series A, 5.75%, 12/1/54 (144A)	1,010,620
2,000,000(f)	Olde Town Metropolitan District, Douglas County, 6.00%, 12/1/53 (144A)	1,917,820
2,000,000(f)	Parterre Metropolitan District No 5, Series A, 6.125%, 12/1/55	2,046,340
1,465,000	Pinery Commercial Metropolitan District No 2, Douglas County, 5.75%, 12/1/54	1,470,933
2,125,000(f)	Prairie Center Metropolitan District No 3, Series A, 5.875%, 12/15/46	2,223,812
750,000(f)	Riverpark Metropolitan District/Arapahoe County, 6.00%, 12/1/42	751,718
1,400,000(f)	Riverpark Metropolitan District/Arapahoe County, 6.375%, 12/1/54	1,430,576
13,150,000	Vail Home Partners Corp., 6.00%, 10/1/64 (144A)	13,423,520
755,000(f)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	760,625
	Total Colorado	$59,384,803

	Connecticut — 0.4%
1,100,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.25%, 10/1/60	$ 1,111,836
1,000,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.375%, 10/1/45	1,045,800
1,500,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.50%, 10/1/55	1,570,965
	Total Connecticut	$3,728,601

	Delaware — 1.4%
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 1,792,530
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	1,051,974
5,000,000	The Delaware Economic Development Authority, Academia Antonia Alonso Charter School Project, Series A, 6.00%, 7/1/65 (144A)	5,105,600
1,535,000	Town of Bridgeville, Heritage Shores Special Development District, 5.625%, 7/1/53 (144A)	1,566,974
3Victory Pioneer High Income Municipal Fund | 11/30/25

Principal Amount USD ($)		Value
	Delaware — (continued)
1,000,000	Town of Milton, Granary At Draper Farm Special Development District, 5.70%, 9/1/44 (144A)	$ 1,016,610
1,750,000	Town of Milton, Granary At Draper Farm Special Development District, 5.95%, 9/1/53 (144A)	1,776,425
	Total Delaware	$12,310,113

	District of Columbia — 0.7%
25,000,000(e)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	$ 6,142,250
	Total District of Columbia	$6,142,250

	Florida — 5.0%
275,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.50%, 6/15/54 (144A)	$ 287,930
445,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.625%, 6/15/59 (144A)	466,992
6,000,000	Capital Trust Agency, Inc., University Bridge, LLC Student Housing Project, Series A, 5.25%, 12/1/58 (144A)	5,841,600
2,140,000+	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.25%, 12/15/43 (144A)	1,897,037
2,100,000+	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.50%, 12/15/58 (144A)	1,808,392
500,000	Capital Trust Authority, Madrone - Florida Tech Student Housing I, LLC - Florida Institute Of Technology Project, Series A, 5.25%, 7/1/55 (144A)	498,725
1,850,000	Capital Trust Authority, Madrone - Florida Tech Student Housing I, LLC - Florida Institute Of Technology Project, Series A, 5.375%, 7/1/65 (144A)	1,823,212
3,300,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/54 (144A)	2,948,484
1,525,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	1,306,605
2,000,000	County of Palm Beach, Palm Beach Atlantic University Project, Series A, 5.75%, 10/1/65 (144A)	2,052,600
3,000,000(a)(d)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 7/15/32 (144A)	932,580
10,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	8,218,200
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31 (144A)	308,133
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35 (144A)	230,281
Victory Pioneer High Income Municipal Fund | 11/30/254

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
9,000,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	$ 8,383,950
3,000,000	Florida Local Government Finance Commission, Fleet Landing At Nocatee Project, Series A, 6.875%, 11/15/64 (144A)	3,114,990
4,000,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center Of Florida, 3.00%, 11/15/51	2,884,720
	Total Florida	$43,004,431

	Georgia — 0.7%
1,000,000	Development Authority of Cobb County, Mt. Bethel Christian Academy Project, 6.25%, 6/1/55 (144A)	$ 1,030,900
2,000,000	Development Authority of Cobb County, Mt. Bethel Christian Academy Project, 6.25%, 6/1/64 (144A)	2,050,300
3,775,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, 3.00%, 2/15/47	2,859,298
	Total Georgia	$5,940,498

	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,080,948
	Total Guam	$1,080,948

	Idaho — 0.1%
1,370,000	Idaho Health Facilities Authority, 3.00%, 3/1/51	$ 945,095
	Total Idaho	$945,095

	Illinois — 1.6%
11,785,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	$ 11,419,665
1,225,000	Southwestern Illinois Development Authority, 8.00%, 6/1/53	1,172,925
1,220,000	Village of Matteson, 6.50%, 12/1/35	1,242,826
	Total Illinois	$13,835,416

	Indiana — 6.6%
8,175,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 6,931,991
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	24,994,248
900,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	904,014
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	6,015,600
5Victory Pioneer High Income Municipal Fund | 11/30/25

Principal Amount USD ($)		Value
	Indiana — (continued)
2,500,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	$ 2,170,225
8,615,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	8,170,724
8,175,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	8,175,818
	Total Indiana	$57,362,620

	Kansas — 1.6%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 371,412
15,405,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	11,111,472
2,500,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,203,075
	Total Kansas	$13,685,959

	Louisiana — 1.3%
3,000,000	Louisiana Public Facilities Authority, Acadiana Renaissance Charter Academy Project, 6.00%, 6/15/59 (144A)	$ 3,037,320
8,000,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.50%, 9/1/59	8,166,320
	Total Louisiana	$11,203,640

	Massachusetts — 0.7%
3,260,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	$ 3,034,832
2,830,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	2,619,759
	Total Massachusetts	$5,654,591

	Michigan — 3.2%
8,125,000+	David Ellis Academy-West, 5.25%, 6/1/45	$ 5,858,509
3,000,000	Flint International Academy, 5.75%, 10/1/37	3,001,200
5,720,000	Michigan Finance Authority, Dr. Joseph F. Pollack Academic Center of Excellence Project, 5.75%, 4/1/40	5,967,848
5,000,000	Michigan Finance Authority, Trinity Health Credit Group, Series A, 3.00%, 12/1/49	3,578,150
Victory Pioneer High Income Municipal Fund | 11/30/256

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Michigan — (continued)
4,000,000(d)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	$ 3,510,240
7,075,000(d)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	6,167,490
	Total Michigan	$28,083,437

	Minnesota — 1.9%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,224,785
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	3,428,708
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	774,840
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,500,330
1,500,000+	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,174,615
3,145,000+	City of Rochester, Rochester Math & Science Academy, Series A, 5.25%, 9/1/43	2,348,322
6,080,000+	City of Rochester, Rochester Math & Science Academy, Series A, 5.375%, 9/1/50	4,377,017
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	1,985,860
	Total Minnesota	$16,814,477

	New Jersey — 0.8%
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	$ 2,373,775
4,000,000	New Jersey Economic Development Authority, Repauno Port & Rail Terminal Project, 6.625%, 1/1/45 (144A)	4,132,080
	Total New Jersey	$6,505,855

	New Mexico — 1.0%
9,430,000(d)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 8,859,391
	Total New Mexico	$8,859,391

	New York — 11.5%
212,975(a)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	$ 2,875
2,356,917(a)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	31,818
19,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	16,360,886
6,245,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	4,743,015
7Victory Pioneer High Income Municipal Fund | 11/30/25

Principal Amount USD ($)		Value
	New York — (continued)
3,625,000	New York City Housing Development Corp., 8 Spruce Street, Series RE, 5.25%, 12/15/43	$ 3,733,424
1,500,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	1,500,405
9,700,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/42	8,571,793
5,000,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	3,937,250
51,600,000(e)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series 4A, 6/1/60 (144A)	3,400,440
7,440,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/45	6,468,782
7,665,000	New York Counties Tobacco Trust VI, Settlement pass through, Series 2B, 5.00%, 6/1/51	6,930,387
11,110,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	11,267,984
7,345,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/60	7,444,525
7,500,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 6.00%, 6/30/59	7,985,700
5,100,000	Suffolk Regional Off-Track Betting Corp., 6.00%, 12/1/53	5,177,367
9,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	7,421,220
5,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 5.00%, 7/1/36 (144A)	5,041,900
	Total New York	$100,019,771

	North Carolina — 0.9%
5,000,000	North Carolina Medical Care Commission, Novant Health Obligated Group, 3.125%, 11/1/49	$ 3,860,850
4,180,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/54	4,173,312
	Total North Carolina	$8,034,162

	Ohio — 3.7%
206,000,000(e)	Buckeye Tobacco Settlement Financing Authority, Series B-3, 6/1/57	$ 18,043,540
Victory Pioneer High Income Municipal Fund | 11/30/258

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Ohio — (continued)
11,450,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 9,629,450
4,900,000	Port of Greater Cincinnati Development Authority, Cooperative Township Public Parking Project, 5.00%, 11/1/51	4,756,920
	Total Ohio	$32,429,910

	Oklahoma — 0.8%
3,300,000	Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, 6.25%, 12/1/35	$ 3,810,609
3,000,000	Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, 6.25%, 12/1/40	3,390,000
	Total Oklahoma	$7,200,609

	Pennsylvania — 7.1%
1,500,000	Allentown Neighborhood Improvement Zone Development Authority, City Center Project, 6.00%, 5/1/42 (144A)	$ 1,610,010
3,900,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series B, 6.00%, 5/1/42 (144A)	3,943,914
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,389,069
1,850,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,847,669
5,500,000	Pennsylvania Economic Development Financing Authority, Noble Environmental, Inc. Project, 6.00%, 6/30/61	5,784,185
2,000,000	Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project, 6.875%, 9/1/47 (144A)	2,073,580
6,045,000(d)	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	5,861,837
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,423,875
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,326,956
9,435,000+	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	7,737,046
725,000+	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	622,300
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,050,945
9Victory Pioneer High Income Municipal Fund | 11/30/25

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
8,295,000+	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	$ 5,513,264
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,203,256
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,944,498
1,750,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.50%, 6/15/43 (144A)	1,772,855
	Total Pennsylvania	$62,105,259

	Puerto Rico — 7.7%
5,361,224(d)	Commonwealth of Puerto Rico, 11/1/43	$ 3,420,461
10,018,860(d)	Commonwealth of Puerto Rico, 11/1/51	5,835,986
10,000,000(d)	Commonwealth of Puerto Rico, 11/1/51	3,350,000
25,000,000(d)	Commonwealth of Puerto Rico, 11/1/51	6,812,500
13,204,996(f)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	11,592,402
5,900,000(d)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	5,650,961
40,435,000(e)	Puerto Rico Sales Tax Financing Corp., Series A-1, 7/1/46	13,710,296
36,282,000(e)	Puerto Rico Sales Tax Financing Corp., Series A-1, 7/1/51	9,040,023
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 4.75%, 7/1/53	945,580
6,500,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	6,296,550
	Total Puerto Rico	$66,654,759

	Rhode Island — 0.1%
2,065,000(a)+	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 724,815
	Total Rhode Island	$724,815

	Texas — 5.8%
16,545,000+	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 12,886,050
435,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	391,767
Victory Pioneer High Income Municipal Fund | 11/30/2510

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
375,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	$ 337,766
7,030,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	6,326,204
3,665,000	Board of Regents of the University of Texas System, Series A, 5.00%, 8/15/50	4,099,889
575,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 5.75%, 6/15/44 (144A)	577,271
800,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 6.00%, 6/15/54 (144A)	780,432
16,755,000(a)(d)+	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	9,198,495
3,335,000(a)(d)+	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	1,830,915
4,500,000	New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1, 5.50%, 1/1/57	4,034,520
5,875,019	Tarrant County Cultural Education Facilities Finance Corp., The Stayton At Museum Way 2024, Series A, 5.75%, 12/1/54	5,198,275
5,000,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segment 3 LLC Project, 5.00%, 6/30/58	4,839,750
	Total Texas	$50,501,334

	Utah — 0.7%
3,300,000(f)	Grapevine Wash Local District, Series A-1, 6.00%, 3/1/55 (144A)	$ 3,106,488
2,365,000(d)(f)(g)	MIDA Cormont Public Infrastructure District, Series A-2, 6/1/55 (144A)	2,068,098
1,000,000	Point Phase 1 Public Infrastructure District No 1, Series A-1, 6.125%, 3/1/55	1,041,090
	Total Utah	$6,215,676

	Virgin Islands — 0.3%
2,400,000	Virgin Islands Public Finance Authority, Frenchman'S Reef Hotel Development Project, Series A, 6.00%, 4/1/53 (144A)	$ 2,463,096
	Total Virgin Islands	$2,463,096

	Virginia — 1.5%
5,475,000	Lynchburg Economic Development Authority, Centra Health Obligated Group, 3.00%, 1/1/51	$ 3,836,332
11Victory Pioneer High Income Municipal Fund | 11/30/25

Principal Amount USD ($)		Value
	Virginia — (continued)
8,865,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 6,693,873
14,000,000(e)	Tobacco Settlement Financing Corp., Series D, 6/1/47	2,850,260
	Total Virginia	$13,380,465

	Washington — 0.8%
2,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.50%, 7/1/50 (144A)	$ 2,016,080
5,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.75%, 7/1/60 (144A)	5,086,550
	Total Washington	$7,102,630

	Wisconsin — 5.6%
5,000,000	Public Finance Authority, Series A, 5.75%, 7/1/49	$ 5,203,900
1,000,000	Public Finance Authority, Cincinnati Classical Academy, Series A, 6.00%, 6/15/64 (144A)	1,008,530
280,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	279,913
1,710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	1,590,385
1,150,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	847,400
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	345,847
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	901,305
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,586,503
14,000,000	Public Finance Authority, Georgia SR 400 Express Lanes Project, 5.75%, 6/30/60	14,532,140
6,500,000	Public Finance Authority, Georgia SR 400 Express Lanes Project, 5.75%, 12/31/65	6,747,065
1,000,000	Public Finance Authority, Georgia SR 400 Express Lanes Project, 6.50%, 6/30/60	1,105,860
5,000,000	Public Finance Authority, Georgia SR 400 Express Lanes Project, 6.50%, 12/31/65	5,529,000
75,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	74,377
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	1,889,360
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,179,775
Victory Pioneer High Income Municipal Fund | 11/30/2512

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wisconsin — (continued)
230,000	Public Finance Authority, Quality Education Academy Project, Series A, 5.25%, 7/15/33 (144A)	$ 240,293
230,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.00%, 7/15/43 (144A)	239,582
640,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.25%, 7/15/53 (144A)	656,640
1,175,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.50%, 7/15/63 (144A)	1,209,040
2,000,000	Public Finance Authority, SearStone CCRC Project, 4.00%, 6/1/41 (144A)	1,699,880
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	508,660
10,640,000(a)(e)+	Public Finance Authority, Springshire Pre-Development Project, 12/1/20 (144A)	—
	Total Wisconsin	$48,375,455

	Total Municipal Bonds (Cost $884,927,667)	$831,072,044

	Debtors in Possession Financing — 0.3% of Net Assets#
	Retirement Housing — 0.3%
9,000,000(a)+	Springshire Retirement LLC - Promissory Note, 9.00%, 12/31/25	$ 2,970,000
	Total Retirement Housing	$2,970,000

	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $8,720,000)	$2,970,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.7% (Cost $900,882,021)	$842,120,681
	OTHER ASSETS AND LIABILITIES — 3.3%	$28,327,035
	net assets — 100.0%	$870,447,716

13Victory Pioneer High Income Municipal Fund | 11/30/25

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2025, the value of these securities amounted to $290,192,589, or 33.3% of net assets.
(a)	Security is in default.
(b)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2025.
(c)	Consists of Revenue Bonds unless otherwise indicated.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2025.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Represents a General Obligation Bond.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at November 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$8,720,000	$2,970,000
% of Net assets			0.3%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$8,078,637	$—	$8,078,637
Municipal Bonds	—	768,039,530	63,032,514	831,072,044
Debtors in Possession Financing	—	—	2,970,000	2,970,000
Total Investments in Securities	$—	$776,118,167	$66,002,514	$842,120,681
Victory Pioneer High Income Municipal Fund | 11/30/2514

Schedule of Investments  |  11/30/25
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Municipal Bonds	Debtors in Possession Financing	Total
Balance as of 8/31/25	$—*	$2,970,000	$2,970,000
Realized gain (loss)	—	—	—
Changed in unrealized appreciation (depreciation)	(9,495,020)	—	(9,495,020)
Return of capital	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3**	72,527,534	—	72,527,534
Transfers out of Level 3**	—	—	—
Balance as of 11/30/25	$63,032,514	$2,970,000	$66,002,514
*	Securities valued at $0.
**	Transfers are calculated on the beginning of period values. During the period ended November 30, 2025, securities valued at $72,527,534 were transferred from Level 2 to Level 3, due to valuing the securities using significant unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30, 2025:		$(9,495,020)
15Victory Pioneer High Income Municipal Fund | 11/30/25